Commitments - Schedule of Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	$ 350,422	$ 323,973
Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	88,013	94,473
Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	30,650	38,000
Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	231,759	191,500
Pre-clinical
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	223,406	192,290
Pre-clinical | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	53,497	55,290
Pre-clinical | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	11,650	19,000
Pre-clinical | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	158,259	118,000
Phase I
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	116,219	116,115
Phase I | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	23,719	23,615
Phase I | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	19,000	19,000
Phase I | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	73,500	73,500
Phase II
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	10,797	15,568
Phase II | Development
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	10,797	15,568
Phase II | Regulatory
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	0	0
Phase II | Sales-based
Disclosure Of Detailed Information About Commitments [Line Items]
Contractual capital commitments for potential milestone payments under collaboration agreements	$ 0	$ 0